Annual Total Returns- Realty Income Fund Class L (L Shares) [BarChart] - L Shares - Realty Income Fund Class L - Class L	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.80%	16.74%	0.90%	31.09%	3.00%	4.48%	4.07%	(7.10%)	30.24%	(3.92%)